Lease (Tables)	12 Months Ended
Jun. 30, 2026
Lease [Abstract]
Schedule of Lease Expense	The component of lease expense was as follows:
	For the years ended June 30,
	2024	2025	2026
	HKD	HKD	HKD	US$
Operating lease cost	$388,807	$420,000	$420,500	$53,621

Schedule of Minimum Lease Payment Operating Lease

The Company’s commitment for minimum lease payment under its operating lease for its office facility as of June 30, 2026 was as follows:

Years ending June 30,	Amount (HKD)	Amount (US$)
2027	$390,500	$49,796